BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed - Herbal Brands, Inc. [Member] $ in Thousands	Apr. 30, 2019 USD ($)
BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed [Line Items]
Current assets	$ 293
Inventory	4,640
Capital assets	9
Goodwill	1,682
Total assets acquired	13,715
Current liabilities	286
Total liabilities acquired	286
Total consideration transferred	13,429
Customer Contracts [Member]
BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed [Line Items]
Intangible	925
Customer Relationships [Member]
BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed [Line Items]
Intangible	1,000
Customer Lists [Member]
BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed [Line Items]
Intangible	650
Brands [Member]
BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed [Line Items]
Intangible	4,500
Product Formulations [Member]
BUSINESS COMBINATIONS (Details) - Schedule of recognized identified assets acquired and liabilities assumed [Line Items]
Intangible	$ 16